Consolidated Statements of Operations - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenues		$ 386,940	$ 3,162,739	$ 6,815,548
Cost of revenue		(1,254,622)	(3,563,832)	(5,671,430)
Cost of revenue – idle capacity		(2,594,609)	(3,512,954)	(3,996,300)
GROSS LOSS		(3,462,291)	(3,914,047)	(2,852,182)
OPERATING EXPENSES
Selling expenses		(105,996)	(218,111)	(247,181)
(Provision for) / Reversal from warranty liability		674,122	(42,176)	(256,433)
General and administrative expenses		(13,005,080)	(3,197,349)	(2,740,049)
(Provision for)/ reversal from credit losses		(2,763,188)	301,002	(1,211,221)
Impairment of Property, plant and equipment		(10,350,589)
Research and development expenses		(108,863)	(873,968)	(903,996)
Total operating expenses		(25,659,594)	(4,030,602)	(5,358,880)
LOSS FROM OPERATIONS		(29,121,885)	(7,944,649)	(8,211,062)
OTHER (EXPENSES) INCOME
Interest income		38,572	18,656	20,103
Interest expense		(362,675)	(101,130)	(526,999)
Government grant			124,685	375,995
Foreign currency exchange gains		50,336
Other income (expenses)		(717,852)	456,437	(1,424,201)
TOTAL OTHER INCOME (EXPENSES), NET		(991,619)	498,648	(1,555,102)
LOSS BEFORE INCOME TAX EXPENSE		(30,113,504)	(7,446,001)	(9,766,164)
INCOME TAX EXPENSE				(2,208)
NET LOSS		$ (30,113,504)	$ (7,446,001)	$ (9,768,372)
LOSS PER SHARE FOR BOTH CLASS A AND B ORDINARY SHARES*
Basic		$ (0.51)	$ (0.17)	$ (0.22)
Diluted		$ (0.51)	$ (0.17)	$ (0.22)
WEIGHTED AVERAGE SHARES OUTSTANDING USED IN CALCULATING BASIC AND DILUTED LOSS PER SHARE*
Weighted Average Number of Shares Outstanding, Basic		45,554,093	45,000,000	45,000,000
Weighted Average Number of Shares Outstanding, Diluted		45,554,093	45,000,000
Common Class A [Member]
LOSS PER SHARE FOR BOTH CLASS A AND B ORDINARY SHARES*
Basic	[1]	$ (0.51)	$ (0.17)	$ (0.22)
Diluted	[1]	$ (0.51)	$ (0.17)	$ (0.22)
WEIGHTED AVERAGE SHARES OUTSTANDING USED IN CALCULATING BASIC AND DILUTED LOSS PER SHARE*
Weighted Average Number of Shares Outstanding, Basic	[1]	53,278,662	39,222,563	39,222,563
Weighted Average Number of Shares Outstanding, Diluted	[1]	53,278,662	39,222,563	39,222,563
Common Class B [Member]
LOSS PER SHARE FOR BOTH CLASS A AND B ORDINARY SHARES*
Basic	[1]	$ (0.51)	$ (0.17)	$ (0.22)
Diluted	[1]	$ (0.51)	$ (0.17)	$ (0.22)
WEIGHTED AVERAGE SHARES OUTSTANDING USED IN CALCULATING BASIC AND DILUTED LOSS PER SHARE*
Weighted Average Number of Shares Outstanding, Basic	[1]	5,777,437	5,777,437	5,777,437
Weighted Average Number of Shares Outstanding, Diluted	[1]	5,777,437	5,777,437	5,777,437

[1]	Par value of ordinary shares, and share data have been retrospectively restated to give effect to the reorganization that is discussed in Note 1.